Major Vendor and Economic Dependence - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) Distributor	Dec. 31, 2016 USD ($)	Dec. 31, 2015
Vendors | Cost of Goods, Product Line | Avaya Inc
Concentration Risk [Line Items]
Concentration Risk, Percentage	21.00%	30.00%	41.00%
Vendors | Cost of Goods, Product Line | Cisco Systems Inc
Concentration Risk [Line Items]
Concentration Risk, Percentage	39.00%	29.00%	25.00%
Customer Concentration Risk [Member] | Sales Revenue, Services, Net [Member] | Avaya Inc
Concentration Risk [Line Items]
Concentration Risk, Percentage	23.00%	27.00%	33.00%
Supplier Concentration Risk [Member] | Cost of Goods, Product Line | Avaya communication products [Member]
Concentration Risk [Line Items]
Number of distributor | Distributor	1
Accounts Payable | $	$ 28,000	$ 27,000